Financial Instruments and Related Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables summarize the bases used to measure financial assets and liabilities that are carried at fair value on a recurring basis in the condensed combined balance sheets:

	Balance as of September 30, 2015	Basis of fair value measurement
(in millions)		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets
Foreign currency derivative contracts	$19	$—	$19	$—
Interest rate contracts	20	—	20	—
Available-for-sale securities
Equity securities	67	67	—	—
Foreign government debt securities	16	—	16	—

Total assets	$122	$67	$55	$—

Liabilities
Contingent payments related to acquisitions	$445	$—	$—	$445
Foreign currency derivative contracts	6	—	6	—

Total liabilities	$451	$—	$6	$445

	Balance as of December 31, 2014	Basis of fair value measurement
(in millions)		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets
Available-for-sale securities
Equity securities	$71	$71	$—	$—
Foreign government debt securities	18	—	18	—
Interest rate contracts	1	—	1	—

Total assets	$90	$71	$19	$—

Liabilities
Contingent payments related to acquisitions	$518	$—	$—	$518
Interest rate contracts	2	—	2	—

Total liabilities	$520	$—	$2	$518

The following tables summarize the bases used to measure financial assets and liabilities that are carried at fair value on a recurring basis in the combined balance sheets:

		Basis of fair value measurement
(in millions)	Balance at December 31, 2014	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets
Available-for-sale securities
Equity securities	$71	$71	$—	$—
Foreign government debt securities	18	—	18	—
Interest rate contracts	1	—	1	—

Total assets	$90	$71	$19	$—

Liabilities
Contingent payments related to acquisitions	$518	$—	$—	$518
Interest rate contracts	2	—	2	—

Total liabilities	$520	$—	$2	$518

		Basis of fair value measurement
(in millions)	Balance at December 31, 2013	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets
Available-for-sale securities
Equity securities	$94	$94	$—	$—
Foreign government debt securities	18	—	18	—

Total assets	$112	$94	$18	$—

Liabilities
Contingent payments related to acquisitions	$291	$—	$—	$291

Total liabilities	$291	$—	$—	$291

Available for Sale Equity Securities

The following table provides information relating to the Company’s investments in available-for-sale equity securities:

(in millions)	Amortized cost	Unrealized gains	Unrealized (losses)	Fair value

December 31, 2014
Available-for-sale equity securities	$59	$21	$(9)	$71

December 31, 2013
Available-for-sale equity securities	$104	$20	$(30)	$94

Reconciliation of Fair Value Measurements that Use Significant Unobservable Inputs

The following table is a reconciliation of the fair value measurements that use significant unobservable inputs (Level 3), which consists of contingent payments related to acquisitions:

(in millions)	Contingent payments

Fair value as of December 31, 2014	$518
Additions	—
Net gains recognized in earnings	(61)
CTA	(12)

Fair value as of September 30, 2015	$445

The following table is a reconciliation of the fair value measurements that use significant unobservable inputs (Level 3), which consist of contingent payments related to acquisitions and preferred stock:

(in millions)	Contingent payments	Preferred stock

Fair value as of December 31, 2012	$—	$51
Purchases	269	—
Net losses recognized in earnings	18	—
Currency translation adjustments	4	—
Conversion to a publicly traded equity security	—	(51)

Fair value as of December 31, 2013	$291	$—
Additions	142	—
Payments	(12)	—
Net losses recognized in earnings	124	—
Currency translation adjustments	(27)	—

Fair value as of December 31, 2014	$518	$—

Book Values and Fair Values of Financial Instruments

For these financial instruments, the following table provides the values recognized on the condensed consolidated or combined balance sheets and the approximate fair values:

	Book values		Approximate fair values
(in millions)	September 30, 2015	December 31, 2014	September 30, 2015	December 31, 2014

Assets
Investments	$22	$31	$22	$31
Liabilities
Current maturities of lease obligations	2	—	2	—
Long-term debt and lease obligations	$5,277	$275	$5,467	$275

the following table provides the values recognized on the combined balance sheets and the approximate fair values:

	Book values		Approximate fair values
as of December 31 (in millions)	2014	2013	2014	2013

Assets
Investments	$31	$5	$31	$5

Liabilities
Capital lease obligations	$276	$19	$276	$19